Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment, Net [Abstract]
Property, Plant And Equipment, Net
Note 7 - Property, Plant and Equipment, Net

A.	Consist of:
	December 31
	2010	2011
Cost
Land	$466	$454
Leasehold land (1)	272	272
Buildings on leasehold land (1)	4,356	4,356
Buildings	5,728	5,303
Computers, software and manufacturing equipment	12,865	13,154
Office furniture and equipment	1,852	1,869
Motor vehicles	639	404

Total cost	26,178	25,812

Total accumulated depreciation	11,352	12,585

Net book value	$14,826	$13,227

(1)
The leasehold land consists of two plots owned by the Israel Lands Administration.  Rights to leasehold land on the first plot extend over the original period of 49 years ending in the year 2041 with an option to extend for an additional 49 years, and on the second plot for a period of 49 years, which will end in the year 2047 with an option to extend for a further 49 years.  The amount includes payments on account of land development and payments of the capitalization of leasing payments.  The rent for the initial 49-year term of each of these leases was prepaid in its entirety at the beginning of the lease terms as is customary in Israel for leases of property for industrial purposes from the Israel Lands Authority.

B.	As to liens - See Note 10C.

C.	Depreciation expenses amounted to $1,413, $1,553 and $1,679 for the years ended December 31, 2009, 2010 and 2011, respectively.